Note 15 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended	6 Months Ended
	May 14, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2025
Common Stock, Dividends, Per Share, Declared			$ 1.3	$ 1.2
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			$ 10,230,210	$ 5,690,794
M/V Marcos V [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 50,000,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 10,200,000
Subsequent Event [Member]
Contract with Customer, Asset, after Allowance for Credit Loss					$ 118,500,000
Subsequent Event [Member] | O 2025 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Declared		$ 0.7
Dividends Payable, Date of Record		Sep. 09, 2025